Significant accounting policies - Summary of Financial impact of transition to IFRS 17 (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of Detailed Information on Financial impact of transition to IFRS 17 [Line Items]
Insurance contract liabilities	₩ 54,316,740	₩ 54,330,046	₩ 53,391,401
Subsidiary Shinhan Life Insurance | Financial impact of transition to IFRS 17
Disclosure of Detailed Information on Financial impact of transition to IFRS 17 [Line Items]
Insurance contract liabilities	50,622,187
Contractual Service Margijn	₩ 6,488,303
Subsidiary Shinhan Life Insurance | Modified retrospective approach | Financial impact of transition to IFRS 17
Disclosure of Detailed Information on Financial impact of transition to IFRS 17 [Line Items]
Date issued - insurance contract	2019 – 2021
Insurance contract liabilities	₩ 1,437,967
Contractual Service Margijn	₩ 2,734,701
Subsidiary Shinhan Life Insurance | Fair value approach | Financial impact of transition to IFRS 17
Disclosure of Detailed Information on Financial impact of transition to IFRS 17 [Line Items]
Date issued - insurance contract	Before 2018
Insurance contract liabilities	₩ 49,184,220
Contractual Service Margijn	₩ 3,753,602
Associates Shinhan Ez General Insurance Ltd | Modified retrospective approach | Financial impact of transition to IFRS 17
Disclosure of Detailed Information on Financial impact of transition to IFRS 17 [Line Items]
Date issued - insurance contract	2019 – 2021
Insurance contract liabilities	₩ 47,331
Contractual Service Margijn	₩ 100